UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                SC Fundamental LLC
Address:             747 Third Avenue
                     27th Floor
                     New York, NY  10017

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Neil H. Koffler
Title:               Member
Phone:               (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler               New York, NY             November 14, 2003
-----------------------  ------------------------------    -----------------
    [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                          -------------------

Form 13F Information Table Entry Total:              94
                                          -------------------

Form 13F Information Table Value Total:         $95,215
                                          -------------------
                                               (thousands)


List of Other Included Managers:

                               NONE

                            SC FUNDAMENTAL LLC
                                 FORM 13F
                      FOR QUARTER ENDED September 30, 2003


                                                                                                                     ITEM 5:
                                                      ITEM 2:                 ITEM 3:          ITEM 4:              Shares or
             ITEM 1:                                 Title of                 Cusip             Fair               Principal
          Name of Issuer                               Class                  Number        Market Value            Amount
--------------------------------------------------------------------------------------------------------------------------------
Aames Fin Corp Conv PFD                              Cvt. Pfd.               00253A408             77,880            26,400 SH
Aames Financial 5.5% of 3/15/06                      Cvt. Sub. Debentures    00253AAE1          2,965,280         3,448,000 PRN
ABX Air inc.                                         Common                  00080S101            855,600           345,000 SH
AFC Enterprise                                       Common                  00104Q107            870,205            54,050 SH
Ambase Corp                                          Common                  023164106            105,883           155,710 SH
Amern Bk Nt Holographic Inc                          Common                   24377103             20,088            16,070 SH
Arizona Star Resources Corp                          Common                  04059G106            273,456           134,640 SH
Auspex System Inc                                    Common                  052116100              5,134           171,120 SH
Baycorp Holdings Ltd.                                Common                   72728108            361,676            25,834 SH
Bema Gold Corp                                       Common                  08135F107            469,200           184,000 SH
Berkeley Tech Inc.                                   Sponsored ADR           08437M107            235,906           102,568 SH
Blair Corp                                           Common                  092828102             62,192             2,990 SH
Bolivar Gold Corp                                    Common                  097614101            212,809           165,600 SH
Bolivar Gold Corp                                    Common                  097614101             21,818            51,750 WARRANT
Canadian Superior Energy Inc.                        Common                  136644101             69,920            46,000 SH
Canyon Resources Corp.                               Common                  138869300            183,195           103,500 SH
Catalytica Energy System                             Common                  148884109             32,825            10,100 SH
Centrex Inc.                                         Common                  15640E103              8,050           115,000 SH
Chief Consolidated Mining Co.                        Common                  168628105             36,300           330,000 SH
CINAR Corp                                           Common                  171905300            402,900           134,300 SH
Claude Resources Inc                                 Common                  182873109             58,434            46,000 SH
Criticare System Inc.                                Common                  226901106              7,268             2,300 SH
Crystlex Inc                                         Common                  22942F101            504,735           218,500 SH
Cygne Designs Inc.                                   Common                  232556100              2,851            11,880 SH
Delphi Financial Group                               Common                  247131105         22,550,803           484,755 SH
Diamatrics Medical Inc.                              Common                  252532106              6,264            10,440 SH
DUSA Phamaceutical                                   Common                  266898105             90,970            19,438 SH
Dynatec Corp                                         Common                  267934107            127,230           161,000 SH
Ediets.com                                           Common                  280597105            383,640            92,000 SH
Empire Energy Corp.                                  Common                  291645208             10,791           119,900 SH
Endocare Inc.                                        Common                  26264P104            668,150           161,000 SH
EP Medsystems                                        Common                  26881P103            248,657            62,634 SH
Esco Technologies                                    Common                  296315104         11,505,371           254,150 SH
ESG Re Ltd.                                          Common                  000G312151           133,740           431,420 SH
Fidelity Bankshares                                  Common                  31604Q107          4,699,914           176,888 SH
Filenet Corp                                         Common                  316869106          3,091,382           154,030 SH
FNX Mining Co                                        Common                  30253R101            117,300            23,000 SH
G III Apparel Grp Ltd                                Common                  36237H101             67,344             6,900 SH
Gabriel Resources Ltd.                               Common                  361970106             72,059            29,900 SH
Great Northern Explorations Ltd.                     Common                  391018108            108,434            34,500 SH
Hollywood Entertainment                              Common                  436141105          5,891,350           346,550 SH
Igen Int'l Inc.                                      Common                  449536101          1,456,774            25,300 SH
Integrated Telecom Exp Inc                           Common                  45817U101             49,906           216,984 SH
Isle Capri Casinos                                   Common                  464592104          1,539,237            77,700 SH
Ivanhoe Mines Ltd                                    Common                  46579N103            261,595            46,000 SH
Jacksonville Savings Bank                            Common                  46924P100             41,184             2,574 SH
Juina Mining Corp                                    Common                  48131Q202             17,147           489,900 SH
Kinross Gold Corp.                                   Common                  496902206             85,790            11,500 SH
M&F Worldwide Corp                                   Common                  552541104            711,368            73,870 SH
MAIR Holdings, Inc.                                  Common                  560635104            438,564            64,400 SH
Max Worldwide Inc.                                   Common                  577940109            331,394           460,270 SH
Media Art Group Inc                                  Common                  58439C102              3,638             1,716 SH
Merita Savings Bank                                  Common                  590007100             92,198            30,130 SH
Michaels Stores Inc.                                 Common                  594087108          7,172,130           175,960 SH
Microtune Inc.                                       Common                  59514P109            303,428           122,350 SH
MIPS Technologies                                    Common - Class B        604567206            208,346            52,480 SH
MK Gold Corp                                         Common                  55305P100            132,447           117,210 SH
MM Companies                                         Common                  55310J107             34,377            26,444 SH
Molex Inc                                            Common - Class A        608554200          1,129,780            46,170 SH
Motor Parts & Accessories                            Common                  620071100             86,469            23,370 SH
Mutual Risk Mgmt Ltd.                                Common                  628351108             14,657         1,221,444 SH
NCRIC Group Inc                                      Common                  62886p103            708,114            66,179 SH



                            SC FUNDAMENTAL LLC
                                 FORM 13F
                      FOR QUARTER ENDED September 30, 2003


                                                                                                                      ITEM 5:
                                                          ITEM 2:                 ITEM 3:          ITEM 4:           Shares or
             ITEM 1:                                     Title of                 Cusip             Fair            Principal
          Name of Issuer                                   Class                  Number        Market Value         Amount
---------------------------------------------------------------------------------------------------------------------------------
Nevsun Resources Ltd                                     Common                  64156L101            433,161        115,000 SH
New Valley Corp                                          Common                  649080504             96,936         23,080 SH
New York Community Bancorp.                              Common                  649445103          7,116,250        225,841 SH
Newmont Mining Corp.                                     Common                  651639106            422,172         10,800 SH
Northern Orion Explorations Ltd                          Common                  665575106            495,880        322,000 SH
Northern Orion Explorations Ltd                          Common                  665575106             27,218         46,000 Warrant
Northgate Exploration Ltd                                Common                  666416102            144,690         91,000 SH
Pergrine System Inc.                                     Common                  71366Q200             39,215          2,300 SH
Pharmacyclics Inc                                        Common                  716933106             55,775         11,500 SH
Pomeroy Computer Res Inc                                 Common                  731822102          1,829,689        144,070 SH
Progress Financial Corp.                                 Common                  743266108            836,760         30,561 SH
Read Rite Corp                                           Common                  755246204             34,257        728,870 SH
Regeneration Technologies                                Common                  75886N100            103,500         11,500 SH
Rio Alto Resources                                       Common                  766893101            505,474        786,680 SH
Riverstone Network Inc                                   Common                  769320102                230            230 SH
Rogue Wave Software Inc.                                 Common                  775369101             96,370         23,000 SH
Scpie Holding Inc                                        Common                  78402P104          2,544,040        254,404 SH
Selectica Inc.                                           Common                  816288104            109,250         23,000 SH
Sierra Pacific Resources                                 Common                  826428104          1,896,302        390,990 SH
Stone & Webster                                          Common                  861572105             22,215         55,538 SH
Techology Solution                                       Common                  87872T108             39,176         31,850 SH
Terraquest Energy Corp.                                  Common                  88103P105            184,139        859,740 SH
Texas Geno Hldg                                          Common                  882443104          1,526,294         64,130 SH
Traffic Inc                                              Common                  892721101            122,471         34,499 SH
Trico Marine Service Inc                                 Common                  896106101             97,999         46,009 SH
TXU Europe Capital I                                     Preferred               87316S203            294,113         51,150 SH
UnitedHealth Group                                       Common                  91324P102          1,660,560         33,000 SH
US Oncology                                              Common                  90338W103            756,541        103,494 SH
Venturi Partners Inc.                                    Common                  92330P102            343,549         34,355 SH
Wheaton River Minerals                                   Common                  962902102            364,000        182,000 SH
Windmill & Co Inc                                        Common                  974259103            124,299         34,148 SH
Zonagen Inc                                              Common                  98975L108            457,105        262,704 SH


                             ** TABLE CONTINUED **

                            SC FUNDAMENTAL LLC
                                 FORM 13F
                      FOR QUARTER ENDED September 30, 2003


                                                         ITEM 6:                                                   ITEM 8:
                                                 INVESTMENT DISCRETION                                   VOTING AUTHORITY SHARES
                                                        (b) Shares                 ITEM 7:
             ITEM 1:                                    as Defined    (c) Shared   Managers
          Name of Issuer                   (a) Sole     in Instr. V       Other    See Instr. V    (a) Sole   (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
Aames Fin Corp Conv PFD                     26,400        --            --           --               26,400        --          --
Aames Financial 5.5% of 3/15/06          3,448,000        --            --           --            3,448,000        --          --
ABX Air inc.                               345,000        --            --           --              345,000        --          --
AFC Enterprise                              54,050        --            --           --               54,050        --          --
Ambase Corp                                155,710        --            --           --              155,710        --          --
Amern Bk Nt Holographic Inc                 16,070        --            --           --               16,070        --          --
Arizona Star Resources Corp                134,640        --            --           --              134,640        --          --
Auspex System Inc                          171,120        --            --           --              171,120        --          --
Baycorp Holdings Ltd.                       25,834        --            --           --               25,834        --          --
Bema Gold Corp                             184,000        --            --           --              184,000        --          --
Berkeley Tech Inc.                         102,568        --            --           --              102,568        --          --
Blair Corp                                   2,990        --            --           --                2,990        --          --
Bolivar Gold Corp                          165,600        --            --           --              165,600        --          --
Bolivar Gold Corp                           51,750        --            --           --               51,750        --          --
Canadian Superior Energy Inc.               46,000        --            --           --               46,000        --          --
Canyon Resources Corp.                     103,500        --            --           --              103,500        --          --
Catalytica Energy System                    10,100        --            --           --               10,100        --          --
Centrex Inc.                               115,000        --            --           --              115,000        --          --
Chief Consolidated Mining Co.              330,000        --            --           --              330,000        --          --
CINAR Corp                                 134,300        --            --           --              134,300        --          --
Claude Resources Inc                        46,000        --            --           --               46,000        --          --
Criticare System Inc.                        2,300        --            --           --                2,300        --          --
Crystlex Inc                               218,500        --            --           --              218,500        --          --
Cygne Designs Inc.                          11,880        --            --           --               11,880        --          --
Delphi Financial Group                     484,755        --            --           --              484,755        --          --
Diamatrics Medical Inc.                     10,440        --            --           --               10,440        --          --
DUSA Phamaceutical                          19,438        --            --           --               19,438        --          --
Dynatec Corp                               161,000        --            --           --              161,000        --          --
Ediets.com                                  92,000        --            --           --               92,000        --          --
Empire Energy Corp.                        119,900        --            --           --              119,900        --          --
Endocare Inc.                              161,000        --            --           --              161,000        --          --
EP Medsystems                               62,634        --            --           --               62,634        --          --
Esco Technologies                          254,150        --            --           --              254,150        --          --
ESG Re Ltd.                                431,420        --            --           --              431,420        --          --
Fidelity Bankshares                        176,888        --            --           --              176,888        --          --
Filenet Corp                               154,030        --            --           --              154,030        --          --
FNX Mining Co                               23,000        --            --           --               23,000        --          --
G III Apparel Grp Ltd                        6,900        --            --           --                6,900        --          --
Gabriel Resources Ltd.                      29,900        --            --           --               29,900        --          --
Great Northern Explorations Ltd.            34,500        --            --           --               34,500        --          --
Hollywood Entertainment                    346,550        --            --           --              346,550        --          --
Igen Int'l Inc.                             25,300        --            --           --               25,300        --          --
Integrated Telecom Exp Inc                 216,984        --            --           --              216,984        --          --
Isle Capri Casinos                          77,700        --            --           --               77,700        --          --
Ivanhoe Mines Ltd                           46,000        --            --           --               46,000        --          --
Jacksonville Savings Bank                    2,574        --            --           --                2,574        --          --
Juina Mining Corp                          489,900        --            --           --              489,900        --          --
Kinross Gold Corp.                          11,500        --            --           --               11,500        --          --
M&F Worldwide Corp                          73,870        --            --           --               73,870        --          --
MAIR Holdings, Inc.                         64,400        --            --           --               64,400        --          --
Max Worldwide Inc.                         460,270        --            --           --              460,270        --          --
Media Art Group Inc                          1,716        --            --           --                1,716        --          --
Merita Savings Bank                         30,130        --            --           --               30,130        --          --
Michaels Stores Inc.                       175,960        --            --           --              175,960        --          --
Microtune Inc.                             122,350        --            --           --              122,350        --          --
MIPS Technologies                           52,480        --            --           --               52,480        --          --
MK Gold Corp                               117,210        --            --           --              117,210        --          --
MM Companies                                26,444        --            --           --               26,444        --          --
Molex Inc                                   46,170        --            --           --               46,170        --          --
Motor Parts & Accessories                   23,370        --            --           --               23,370        --          --
Mutual Risk Mgmt Ltd.                    1,221,444        --            --           --            1,221,444        --          --
NCRIC Group Inc                             66,179        --            --           --               66,179        --          --



                            SC FUNDAMENTAL LLC
                                 FORM 13F
                      FOR QUARTER ENDED September 30, 2003


                                                             ITEM 6:                                        ITEM 8:
                                                      INVESTMENT DISCRETION                          VOTING AUTHORITY SHARES
                                                          (b) Shares                 ITEM 7:
             ITEM 1:                                      as Defined    (c) Shared   Managers
          Name of Issuer                   (a) Sole       in Instr. V       Other   See Instr. V   (a) Sole  (b) Shared    (c) None
------------------------------------------------------------------------------------------------------------------------------------
Nevsun Resources Ltd                       115,000          --            --           --          115,000        --           --
New Valley Corp                             23,080          --            --           --           23,080        --           --
New York Community Bancorp.                225,841          --            --           --          225,841        --           --
Newmont Mining Corp.                        10,800          --            --           --           10,800        --           --
Northern Orion Explorations Ltd            322,000          --            --           --          322,000        --           --
Northern Orion Explorations Ltd             46,000          --            --           --           46,000        --           --
Northgate Exploration Ltd                   91,000          --            --           --           91,000        --           --
Pergrine System Inc.                         2,300          --            --           --            2,300        --           --
Pharmacyclics Inc                           11,500          --            --           --           11,500        --           --
Pomeroy Computer Res Inc                   144,070          --            --           --          144,070        --           --
Progress Financial Corp.                    30,561          --            --           --           30,561        --           --
Read Rite Corp                             728,870          --            --           --          728,870        --           --
Regeneration Technologies                   11,500          --            --           --           11,500        --           --
Rio Alto Resources                         786,680          --            --           --          786,680        --           --
Riverstone Network Inc                         230          --            --           --              230        --           --
Rogue Wave Software Inc.                    23,000          --            --           --           23,000        --           --
Scpie Holding Inc                          254,404          --            --           --          254,404        --           --
Selectica Inc.                              23,000          --            --           --           23,000        --           --
Sierra Pacific Resources                   390,990          --            --           --          390,990        --           --
Stone & Webster                             55,538          --            --           --           55,538        --           --
Techology Solution                          31,850          --            --           --           31,850        --           --
Terraquest Energy Corp.                    859,740          --            --           --          859,740        --           --
Texas Geno Hldg                             64,130          --            --           --           64,130        --           --
Traffic Inc                                 34,499          --            --           --           34,499        --           --
Trico Marine Service Inc                    46,009          --            --           --           46,009        --           --
TXU Europe Capital I                        51,150          --            --           --           51,150        --           --
UnitedHealth Group                          33,000          --            --           --           33,000        --           --
US Oncology                                103,494          --            --           --          103,494        --           --
Venturi Partners Inc.                       34,355          --            --           --           34,355        --           --
Wheaton River Minerals                     182,000          --            --           --          182,000        --           --
Windmill & Co Inc                           34,148          --            --           --           34,148        --           --
Zonagen Inc                                262,704          --            --           --          262,704        --           --



                              ** TABLE COMPLETE **